Property and equipment - Schedule of Expected Amortization Expense for the Next Five Years and Thereafter (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Abstract]
2022 (remaining six months)	$ 67
2023	134
2024	134
2025	134
2026	134
Thereafter	582
Amortization expense	$ 1,185